CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - EUR (€)	Share capital	Premiums related to share capital	Reserves	Net profit (loss)	Currency translation adjustments	Total
Balance at the beginning at Dec. 31, 2019	€ 268,461	€ 86,011,893	€ (14,670,000)	€ (30,218,000)	€ 0	€ 41,392,000
Balance at the beginning (in shares) at Dec. 31, 2019	26,846,112
Net loss for the period				(33,619,000)		(33,619,000)
Other comprehensive income (loss)			(49,000)			(49,000)
Total comprehensive loss			(49,000)	(33,619,000)		(33,668,000)
Appropriation of net loss			(30,218,000)	30,218,000
Issue of ordinary shares	€ 113,000	108,986,000				109,099,000
Issue of ordinary shares (in shares)	11,256,599
Transaction costs		(7,397,000)				(7,397,000)
Exercise of BSAs/BSPCEs and vesting of AGAs	€ 5,000	67,000	(5,000)			67,000
Exercise of BSAs/BSPCEs and vesting of AGAs (in shares)	527,550
BSA share warrants subscription premium			13,000			13,000
Share-based compensation expense			938,000			938,000
Appropriation of the issue premium		(48,000,000)	48,000,000
Treasury shares			768,000			768,000
Balance at the end at Dec. 31, 2020	€ 386,302	139,667,603	4,777,000	(33,619,000)		111,211,000
Balance at the end (in shares) at Dec. 31, 2020	38,630,261
Net loss for the period				(49,635,000)		(49,635,000)
Other comprehensive income (loss)			82,000		(164,000)	(82,000)
Total comprehensive loss			82,000	(49,635,000)	(164,000)	(49,717,000)
Appropriation of net loss			(33,619,000)	33,619,000
Issue of ordinary shares	€ 22,000	25,404,000				25,426,000
Issue of ordinary shares (in shares)	2,214,190
Exercise of BSAs/BSPCEs and vesting of AGAs	€ 0		0			0
Exercise of BSAs/BSPCEs and vesting of AGAs (in shares)	29,100
BSA share warrants subscription premium			49,000			49,000
Share-based compensation expense			2,089,000			2,089,000
Other changes			75,000			75,000
Treasury shares			(267,000)			(267,000)
Balance at the end at Dec. 31, 2021	€ 408,735	165,071,566	(26,815,000)	(49,635,000)	(164,000)	88,866,000
Balance at the end (in shares) at Dec. 31, 2021	40,873,551
Net loss for the period				(54,274,000)		(54,274,000)
Other comprehensive income (loss)			425,000		(107,000)	318,000
Total comprehensive loss			425,000	(54,274,000)	(107,000)	(53,955,000)
Appropriation of net loss			(49,635,000)	49,635,000
Issue of ordinary shares	€ 13,000	9,354,000				9,366,000
Transaction costs		(539,000)				(539,000)
Share-based compensation expense			2,218,000			2,218,000
Treasury shares			(479,000)			(479,000)
Balance at the end at Dec. 31, 2022	€ 421,341	€ 173,885,665	€ (74,286,000)	€ (54,274,000)	€ (271,000)	€ 45,476,000
Balance at the end (in shares) at Dec. 31, 2022	42,134,169					42,134,169